Segment and geographic information (Table)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Geographic Areas Based on Location

	Year ended
	December 31,
	2019	2018	2017
U.S.	$57,938	$40,529	$28,261
Europe	25,181	15,265	10,141
Asia Pacific	13,356	11,076	7,838
Rest of the world	9,374	7,477	5,155
Israel	1,224	1,156	717
	$107,073	$75,503	$52,112

Schedule of Property and Equipment by Geographical Areas

	December 31,
	2019	2018
Israel	$4,961	$4,800
U.S. and other	360	343
	$5,321	$5,143